Remuneration and other benefits paid to Banco Santander’s directors and senior managers (Tables)	6 Months Ended
Jun. 30, 2023
Remuneration And Other Benefits [Abstract]
Schedule of total remuneration paid
Following is a summary of the most significant data on the remunerations and benefits for the first six months ended 30 June 2023 and 2022:
Remuneration of members of the board of directors (1)

	EUR thousand
	30-06-2023	30-06-2022
Members of the board of directors: (2)
Remuneration concept
Fixed salary remuneration of executive directors	3,136	2,859
Variable salary remuneration of executive directors	—	—
Directors fees	628	525
Bylaw-stipulated emoluments (annual emolument)	2,113	1,890
Other	1,407	1,317
Sub-total	7,284	6,591
Transactions with shares and/or other financial instruments	—	—
	7,284	6,591
(1)The Notes to the consolidated annual accounts for 2023 will contain detailed and complete information on the remuneration paid to all the directors, including executive directors.
(2)Mr. Jose Antonio Álvarez stepped down as Vice chair and CEO Executive Director on 31 December 2022. Designated as Vice chair Non - executive Director 1 January 2023.
Mr. Héctor Grisi was designated member of the board on 1 January 2023.
Mr. Germán de la Fuente was designated member of the board on 1 April 2022.
Mr. Glenn Hutchings was designated member of the board on 20 December 2022.
Mr. Álvaro Cardoso de Souza stepped down as member of the board on 1 April 2022.
Mr. Ramón Martín Chávez Márquez stepped down as member of the board on 1 July 2022.
Mr. Sergio Agapito Lires Rial stepped down as member of the board on 31 December 2022.
The table below includes the corresponding amounts related to remunerations of senior management at 30 June 2023 and 2022, excluding the executive directors:

	EUR thousand
	30-06-2023	30-06-2022
Senior management (1)
Total remuneration of senior management (2)	12,761	13,978
(1)Remunerations received during the first six months by members of the senior management who ceased in their functions by 30 June 2023, amounted to EUR 511 thousand. During the first six months of 2022, no member of senior management terminated their duties.
(2)   The number of members of Banco Santander's senior management, excluding executive directors, is 14 as at 30 June 2023 (15 persons at 30 June 2022 ).

Schedule of other benefits of members of the board of directors

	EUR thousand
	30-06-2023	30-06-2022
Members of the board of directors
Other benefits
Advances	—	—
Loans granted	144	133
Pension funds and plans: Endowments and/or contributions (1)	1,055	946
Pension funds and plans: Accumulated rights (2)	66,792	64,895
Life insurance premiums	563	769
Guarantees provided for directors	—	—
(1)   These correspond to the endowments and/or contributions made during the first six months of 2023 and 2022 in respect of retirement pensions, widowhood, orphanhood and permanent disability.
(2)   Corresponds to the rights accrued by the directors in matters of pensions. Additionally, former members of the board had at 30 June 2023 and 30 June 2022 rights accrued for this concept for EUR 46,275 thousand and EUR 48,388 thousand, respectively.

Schedule of funds and pension plans of senior management

	EUR thousand
	30-06-2023	30-06-2022
Senior management (1)
Pension funds: Endowments and / or contributions (2)	2,550	2,808
Pension funds: Accumulated rights (3)	55,451	56,222
(1)Contributions made during the first six months to members of the senior management who ceased in their functions by 30 June 2023, amounted to EUR 108 thousand. During the first six months of 2022, no member of senior management terminated their duties
(2)Corresponds to the allocations and/or contributions made during the first six months of 2023 and 2022 as retirement pensions.
(3)Corresponds to the rights accrued by members of senior management in the area of pensions. In addition, former members of senior management had at 30 June 2023 and 30 June 2022 rights accumulated for this same concept for EUR 90,401 thousand and EUR 113,060 thousand, respectively.